COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 7:- COMMITMENTS AND CONTINGENT LIABILITIES

a. The facilities and motor vehicles of the Subsidiary are leased under several operating lease agreements.
Ltd. is party to a lease agreement in Israel for its offices for a period of 36 months commencing January 1, 2014 and scheduled to expire on December 31, 2016.
Commencing November 13, 2011 and through the year ended 2015, Ltd. also entered into several motor vehicle lease agreements for a period of 36 months. As of December 31, 2015 the Company maintains 11 leased cars.
b. In December 2015 the Company entered into a lease agreement in the United States for its offices for a period of 12 months commencing February 1, 2016 and scheduled to expire on January 31, 2017.
c. As of December 31, 2015, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

As of ended December 31,	Facilities	Motor vehicles	Total
2016	139	81	220
2017	1	38	39
2018	—	15	15
	$140	$134	$274
Facility and motor vehicle lease expenses for the year ended December 31, 2015 and 2014 were $232 and $273, respectively.
d. As of December 31, 2015, Ltd. established guarantees to cover rent agreements and credit cards commitments that amounted to $50.